Annual Total Returns - Fidelity Water Sustainability Fund [BarChart] - 05.31 Megatrend Funds Combo Pro-04 - Fidelity Water Sustainability Fund	Jul. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Water Sustainability Fund
Bar Chart Table:
Annual Return 2021	28.52%